May 01, 2016
Supplement dated March 10, 2017
to the Prospectuses and Summary Prospectuses (each as supplemented) of each of the following Funds (each a
Fund and together the Funds):
Fund	Prospectuses and Summary Prospectuses Dated
Columbia Acorn Trust
Columbia Acorn Fund	5/1/2016
Columbia Acorn International	5/1/2016
Columbia Acorn USA	5/1/2016
Columbia Acorn International Select	5/1/2016
Columbia Acorn Select	5/1/2016
Columbia Thermostat Fund	5/1/2016
Columbia Acorn Emerging Markets Fund	5/1/2016
Columbia Acorn European Fund	5/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in the Summary Prospectus and in the section entitled "Summary of the Fund" in the Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains unchanged.